TANGIBLE ASSETS - Operating Lease (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 9,100,553	$ 8,973,952	$ 8,950,411
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,281,283	13,387,450	12,789,025	$ 9,668,799
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,174,994)	(4,408,512)	(3,833,765)	(3,074,412)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,736)	(4,986)	(4,849)	(5,904)
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	38,068	8,911	8,196
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48,203	16,105	13,271	7,784
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,979)	(7,110)	(5,042)	(3,571)
Property, plant and equipment subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(156)	(84)	$ (33)	$ (3)
Property, plant and equipment subject to operating leases [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	26,675	6,137
Property, plant and equipment subject to operating leases [member] | Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	33,547	11,034
Property, plant and equipment subject to operating leases [member] | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,872)	(4,897)
Property, plant and equipment subject to operating leases [member] | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,892	1,358
Property, plant and equipment subject to operating leases [member] | Motor vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,592	2,776
Property, plant and equipment subject to operating leases [member] | Motor vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,700)	(1,418)
Property, plant and equipment subject to operating leases [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,501	1,416
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,064	2,295
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,407)	(795)
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (156)	$ (84)